Prepaid Expenses and Other Assets	6 Months Ended
Jun. 30, 2026
Prepaid Expenses and Other Assets [Abstract]
Prepaid expenses and other assets

Note 4. Prepaid expenses and other assets

At June 30, 2026 and December 31, 2025, prepayment and other current assets consisted of the following:

	June 30,	December 31,
	2026	2025
Prepayment	$3,881,430	$1,628,234
Advance to suppliers	3,520,367	3,356,379
Deposits	1,081,695	1,265,338
Other receivables	1,497,193	770,348
Provision for expected credit loss	(1,513,013)	(1,619,003)
Exchange rate difference	-	-
	$8,467,672	$5,401,296

	June 30,	December 31,
	2026	2025
Allowance for expected credit losses
Beginning	1,619,003	150,000
Provision for expected credit losses	-	1,542,600
Reversal of expected credit losses	-	(55,515)
Exchange rate difference	(105,990)	(18,082)
Ending	$1,513,013	$1,619,003

The prepayment includes payments of IT services, advertisement expenses, insurance premiums, rental expenses, travel package costs, consultancy fees and professional fees. The deposits are mainly related to refundable deposits paid for business acquisitions, equipment, office and warehouse security deposit.